VIA EDGAR

February 14, 2012

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re: Parameter Capital Management, LLC

Ladies and Gentlemen:

On behalf of Parameter Capital Management, LLC, enclosed for filing with the Securities and Exchange Commission pursuant to the requirements of
Section 13(f) of the Securities Exchange Act of 1934 and Rule 13f-1 thereunder, please find the attached report on Form 13F for the reporting period ended December 31, 2011.

These materials are being submitted electronically pursuant to Rule 101(a)(1)(iii) of Regulation S-T.

Should you have any questions regarding the enclosures, please contact the undersigned at (203) 890-2094.

Very truly yours,

Peter Nussbaum

Enclosures

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [_]; Amendment Number: __________

   This Amendment (Check only one):   [_] is a restatement.
                                      [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Parameter Capital Management, LLC

Address: 330 Madison Avenue, 6/th/ Floor.
         New York, New York 10017

Form 13F File Number: 28-14295

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Peter Nussbaum

Title:   Authorized Person

Phone:   203-890-2094


Signature, Place, and Date of Signing:

  /s/ Peter Nussbaum        Stamford, Connecticut         February 14, 2012
_______________________    ________________________    _______________________
      [Signature]               [City, State]                  [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this report manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holding are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 1
                                         -----------

Form 13F Information Table Entry Total:           85*
                                         -----------

Form 13F Information Table Value Total:  $   300,973
                                         -----------
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.    Form 13F File Number    Name

    1      28-13297                S.A.C. Capital Advisors, L.P.

* Positions that are exempt from reporting under Special Instruction 9 to the Form 13F are excluded. However, positions that would not be exempt when aggregated with positions of the same security held by (i) the Other Included Managers or (ii) certain affiliates of the Reporting Manager which include the Reporting Manager as an Other Included Manager on their own Forms 13F, are listed herein.

         COLUMN 1           COLUMN 2  COLUMN 3  COLUMN 4     COLUMN 5         COLUMN 6      COLUMN 7     COLUMN 8
                                                           SH
         NAME OF            TITLE OF             VALUE   OR PRN  SH/  PUT/    INVESTMENT     OTHER   VOTING AUTHORITY
         ISSUER              CLASS     CUSIP    (X$1000) AMOUNT  PRN  CALL    DISCRETION    MANAGERS SOLE SHARED  NONE
AFFILIATED MANAGERS GROUP   Common    008252108    3,550  37,000 SH         Shared-Defined         1       37,000
AFLAC INC                   Option    001055952    4,759 110,000      Put   Shared-Defined         1      110,000
ALLSTATE CORP               Common    020002101    9,319 340,000 SH         Shared-Defined         1      340,000
ALLSTATE CORP               Option    020002901   19,187 700,000      Call  Shared-Defined         1      700,000
AMERICAN EXPRESS CO         Common    025816109    7,076 150,000 SH         Shared-Defined         1      150,000
AMERICAN INTL GROUP INC     Option    026874954    1,160  50,000      Put   Shared-Defined         1       50,000
AMERIPRISE FINL INC         Common    03076C106    3,475  70,000 SH         Shared-Defined         1       70,000
AMETEK INC NEW              Common    031100100    1,263  30,000 SH         Shared-Defined         1       30,000
AON CORP                    Common    037389103    3,510  75,000 SH         Shared-Defined         1       75,000
AON CORP                    Option    037389953    2,340  50,000      Put   Shared-Defined         1       50,000
ARKANSAS BEST CORP DEL      Common    040790107    1,445  75,000 SH         Shared-Defined         1       75,000
ASSOCIATED BANC CORP        Common    045487105    2,681 240,000 SH         Shared-Defined         1      240,000
ASSURANT INC                Common    04621X108    1,642  40,000 SH         Shared-Defined         1       40,000
AVALONBAY CMNTYS INC        Common    053484101    1,306  10,000 SH         Shared-Defined         1       10,000
AXIS CAPITAL HOLDINGS       Common    G0692U109    4,474 140,000 SH         Shared-Defined         1      140,000
BB&T CORP                   Common    054937107    4,782 190,000 SH         Shared-Defined         1      190,000
BLACKROCK INC               Common    09247X101    3,208  18,000 SH         Shared-Defined         1       18,000
BRANDYWINE RLTY TR          Common    105368203    2,660 280,000 SH         Shared-Defined         1      280,000
CAPITOL FED FINL INC        Common    14057J101    4,298 372,474 SH         Shared-Defined         1      372,474
CHUBB CORP                  Common    171232101    4,153  60,000 SH         Shared-Defined         1       60,000
CIT GROUP INC               Common    125581801    2,790  80,000 SH         Shared-Defined         1       80,000
CME GROUP INC               Option    12572Q905    3,655  15,000      Call  Shared-Defined         1       15,000
CME GROUP INC               Option    12572Q955    9,747  40,000      Put   Shared-Defined         1       40,000
COMERICA INC                Common    200340107    4,128 160,000 SH         Shared-Defined         1      160,000
COMERICA INC                Option    200340907    1,935  75,000      Call  Shared-Defined         1       75,000
D R HORTON INC              Common    23331A109      946  75,000 SH         Shared-Defined         1       75,000
DDR CORP                    Common    23317H102    2,312 190,000 SH         Shared-Defined         1      190,000
DEUTSCHE BANK AG            Option    D18190958    6,815 180,000      Put   Shared-Defined         1      180,000
EASTMAN CHEM CO             Common    277432100    1,172  30,000 SH         Shared-Defined         1       30,000
EVEREST RE GROUP LTD        Common    G3223R108    5,844  69,500 SH         Shared-Defined         1       69,500
EVEREST RE GROUP LTD        Option    G3223R958    2,523  30,000      Put   Shared-Defined         1       30,000
FIFTH THIRD BANCORP         Common    316773100    2,862 225,000 SH         Shared-Defined         1      225,000
FIRST HORIZON NATL CORP     Common    320517105    6,800 850,000 SH         Shared-Defined         1      850,000
FORD MTR CO DEL             Common    345370860    1,614 150,000 SH         Shared-Defined         1      150,000
FRANKLIN RES INC            Option    354613951    1,921  20,000      Put   Shared-Defined         1       20,000
GENWORTH FINL INC           Common    37247D106    2,948 450,000 SH         Shared-Defined         1      450,000
GOLDMAN SACHS GROUP INC     Common    38141G104    3,617  40,000 SH         Shared-Defined         1       40,000
GOLDMAN SACHS GROUP INC     Option    38141G904    7,234  80,000      Call  Shared-Defined         1       80,000
HARTFORD FINL SVCS GROUP
  INC                       Common    416515104    1,625 100,000 SH         Shared-Defined         1      100,000
HARTFORD FINL SVCS GROUP
  INC                       Option    416515904    2,438 150,000      Call  Shared-Defined         1      150,000
HONEYWELL INTL INC          Common    438516106    3,261  60,000 SH         Shared-Defined         1       60,000
HORACE MANN EDUCATORS
  CORP N                    Common    440327104    4,804 350,384 SH         Shared-Defined         1      350,384
HUDSON CITY BANCORP         Common    443683107    2,188 350,000 SH         Shared-Defined         1      350,000
HUNTINGTON BANCSHARES INC   Common    446150104    1,510 275,000 SH         Shared-Defined         1      275,000
ILLINOIS TOOL WKS INC       Common    452308109    2,803  60,000 SH         Shared-Defined         1       60,000
INTERCONTINENTALEXCHANGE
  INC                       Option    45865V900    3,617  30,000      Call  Shared-Defined         1       30,000
INVESCO LTD                 Common    G491BT108    4,621 230,000 SH         Shared-Defined         1      230,000
ISHARES TR                  Common    464287739    3,975  70,000 SH         Shared-Defined         1       70,000
ISHARES TR                  Option    464287909    2,840  50,000      Call  Shared-Defined         1       50,000
KEYCORP NEW                 Common    493267108    3,653 475,000 SH         Shared-Defined         1      475,000
KIMCO RLTY CORP             Common    49446R109    2,274 140,000 SH         Shared-Defined         1      140,000
LINCOLN NATL CORP IND       Common    534187109    4,370 225,000 SH         Shared-Defined         1      225,000
M & T BK CORP               Option    55261F904    2,290  30,000      Call  Shared-Defined         1       30,000
MACK CALI RLTY CORP         Common    554489104    4,537 170,000 SH         Shared-Defined         1      170,000
MB FINANCIAL INC NEW        Common    55264U108    1,681  98,286 SH         Shared-Defined         1       98,286
MONTPELIER RE HOLDINGS LTD  Common    G62185106    1,243  70,000 SH         Shared-Defined         1       70,000
NASDAQ OMX GROUP INC        Common    631103108    8,701 355,000 SH         Shared-Defined         1      355,000
NORTHERN TR CORP            Common    665859104    4,164 105,000 SH         Shared-Defined         1      105,000
PRICE T ROWE GROUP INC      Common    74144T108    2,278  40,000 SH         Shared-Defined         1       40,000
PRUDENTIAL FINL INC         Common    744320102    1,253  25,000 SH         Shared-Defined         1       25,000
PULTE GROUP INC             Common    745867101      947 150,000 SH         Shared-Defined         1      150,000
RAYMOND JAMES FINANCIAL
  INC                       Common    754730109    3,078  99,425 SH         Shared-Defined         1       99,425
REGENCY CTRS CORP           Common    758849103    2,257  60,000 SH         Shared-Defined         1       60,000
REGIONS FINANCIAL CORP NEW  Common    7591EP100    2,365 550,000 SH         Shared-Defined         1      550,000
RENAISSANCERE HOLDINGS
  LTD                       Common    G7496G103    4,834  65,000 SH         Shared-Defined         1       65,000
RENAISSANCERE HOLDINGS
  LTD                       Option    G7496G953    2,975  40,000      Put   Shared-Defined         1       40,000
ROYAL BK CDA MONTREAL
  QUE                       Option    780087902    2,548  50,000      Call  Shared-Defined         1       50,000
SCHWAB CHARLES CORP NEW     Common    808513105    4,042 358,984 SH         Shared-Defined         1      358,984
SELECT SECTOR SPDR TR       Common    81369Y704    7,594 225,000 SH         Shared-Defined         1      225,000
SL GREEN RLTY CORP          Common    78440X101    2,332  35,000 SH         Shared-Defined         1       35,000
SPDR S&P 500 ETF TR         Option    78462F903   11,295  90,000      Call  Shared-Defined         1       90,000
STATE STR CORP              Option    857477953    1,209  30,000      Put   Shared-Defined         1       30,000
STIFEL FINL CORP            Common    860630102    1,548  48,301 SH         Shared-Defined         1       48,301
SUNTRUST BKS INC            Common    867914103    3,540 200,000 SH         Shared-Defined         1      200,000
SUNTRUST BKS INC            Option    867914903    1,770 100,000      Call  Shared-Defined         1      100,000
SUSQUEHANNA BANCSHARES
  INC P                     Common    869099101    1,508 180,000 SH         Shared-Defined         1      180,000
TOLL BROTHERS INC           Common    889478103    1,225  60,000 SH         Shared-Defined         1       60,000
TORONTO DOMINION BK ONT     Common    891160509    1,498  20,000 SH         Shared-Defined         1       20,000
TRAVELERS COMPANIES INC     Option    89417E909    2,959  50,000      Call  Shared-Defined         1       50,000
TRAVELERS COMPANIES INC     Option    89417E959    3,550  60,000      Put   Shared-Defined         1       60,000
VALIDUS HOLDINGS LTD        Common    G9319H102    4,410 140,000 SH         Shared-Defined         1      140,000
VALLEY NATL BANCORP         Common    919794107    1,051  85,000 SH         Shared-Defined         1       85,000
WASHINGTON FED INC          Common    938824109    1,294  92,500 SH         Shared-Defined         1       92,500
WELLS FARGO & CO NEW        Common    949746101    3,858 140,000 SH         Shared-Defined         1      140,000
WESTERN UN CO               Common    959802109    2,009 110,000 SH         Shared-Defined         1      110,000